Provisions for legal claims - Additional Information (Detail) $ in Thousands	Sep. 20, 2017 Flights	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Contingent obligations		$ 123,216	$ 119,573
Unsettled contingent obligations		56,210	26,275
Cease profit activities, days	51 days
Number of flight cancellations | Flights	14,337
Number of flight cancellations, percentage	50.00%
Labor [member]
Disclosure of other provisions [line items]
Contingent obligations		3,695	5,062
Consumer protection [member]
Disclosure of other provisions [line items]
Contingent obligations		1,133	1,704
Civil [member]
Disclosure of other provisions [line items]
Contingent obligations		$ 795	$ 1,857